BASIS OF PRESENTATION, LIQUIDITY - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income (loss) attributable to UTStarcom Holdings Corp.	$ (23,676,000)	$ (3,913,000)	$ 4,820,000
Accumulated deficit	1,240,379,000	1,216,703,000
Net cash inflow (used) from operations	(3,400,000)	(24,147,000)	$ (26,106,000)
Cash and cash equivalents	34,221,000	34,966,000
Subsidiaries | China
Cash and cash equivalents	12,200,000	$ 3,100,000
Accumulated profit determined in accordance with accounting standards of a particular country that can be paid as dividends	$ 0